Capital Lease Obligations and Restricted Cash - Schedule of Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Lease Obligations	$ 637,574	$ 647,047
Less current portion	70,272	47,203
Long-term portion	567,302	599,844
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital Lease Obligations	472,085	471,397
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Capital Lease Obligations	$ 165,489	$ 175,650